Nota 54 Deferred annual variable remuneration from previous financial years (Details) - EUR (€)		Dec. 31, 2025 [1]	Dec. 31, 2024 [2]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 1,629,000	€ 1,550,000
Deferred annual variable remuneration BBVA directors in shares		280,742,000	355,853
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 331,418,000	€ 0
Board of Directors Chairman [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 927,000	€ 867,000
Deferred annual variable remuneration BBVA directors in shares		159,538	198,616
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 189,609	€ 0
Board of Directors Chairman [Member] | 2024 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 222,000	€ 0
Deferred annual variable remuneration BBVA directors in shares		33,410	0
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0
Board of Directors Chairman [Member] | 2023 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 228,000	€ 221,000
Deferred annual variable remuneration BBVA directors in shares		11,862	38,821
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 189,609	€ 0
Board of Directors Chairman [Member] | 2022 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 243,000	€ 236,000
Deferred annual variable remuneration BBVA directors in shares		56,941	56,941
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0
Board of Directors Chairman [Member] | 2021 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 235,000	€ 228,000
Deferred annual variable remuneration BBVA directors in shares		57,325	57,325
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0
Board of Directors Chairman [Member] | 2020 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares		0	0
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0
Board of Directors Chairman [Member] | 2019 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 0	€ 181,000
Deferred annual variable remuneration BBVA directors in shares		0	45,529
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0
Chief Executive Officer [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 701,000	€ 683,000
Deferred annual variable remuneration BBVA directors in shares		121,204,000	157,237
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 141,809,000	€ 0
Chief Executive Officer [Member] | 2024 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 166,000	€ 0
Deferred annual variable remuneration BBVA directors in shares		24,987	0
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0
Chief Executive Officer [Member] | 2023 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 170,000	€ 166,000
Deferred annual variable remuneration BBVA directors in shares		8,872	29,034
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 141,809	€ 0
Chief Executive Officer [Member] | 2022 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 187,000	€ 181,000
Deferred annual variable remuneration BBVA directors in shares		43,793	43,793
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0
Chief Executive Officer [Member] | 2021 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 179,000	€ 173,000
Deferred annual variable remuneration BBVA directors in shares		43,552	43,552
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0
Chief Executive Officer [Member] | 2020 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares		0	0
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0
Chief Executive Officer [Member] | 2019 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash		€ 0	€ 163,000
Deferred annual variable remuneration BBVA directors in shares		0	40,858
Deferred annual variable remuneration BBVA directors in stock options	[3]	€ 0	€ 0

[1]
(1) Deferred remuneration payable after the 2025 year-end, including the update of its cash portion. Payment to the Chair and Chief Executive Officer will take place in 2026 in accordance with the vesting and payment rules set out in the remuneration policies applicable for each financial year:
•2024 Deferred AVR: the first payment of the Deferred STI (17.9% of the Deferred Portion) is due to the executive directors. Thereafter, the second payment of the Deferred STI (17.9% of the Deferred Portion) and 2024 LTI (64.2% of the Deferred Portion), will be deferred for both executive directors. The 2024 LTI will depend on the result of the long-term indicators approved for its calculation once its measurement period has elapsed (at the end of 2027), which may range between an achievement of 0% to 150%. If the relevant conditions are met, the second payment of the Deferred STI will be made in 2027 and the three payments of the 2024 LTI will be made in 2028, 2029 and 2030.
•2023 Deferred AVR: the second payment of the Deferred STI (17.9% of the Deferred Portion) is due to the executive directors. Thereafter, 2023 LTI (64.2% of the Deferred Portion), will be deferred for both executive directors. The 2023 LTI will depend on the result of the long-term indicators approved for its calculation once its measurement period has elapsed (at the end of 2026), which may range between an achievement of 0% to 150%. If the relevant conditions are met, the three payments of the 2023 LTI will be made in 2027, 2028 and 2029.
•2022 Deferred AVR: the third payment (20% of the Deferred Portion) is due to executive directors, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2022 by the Board of Directors. Thereafter, 40% of the 2022 Deferred AVR will be deferred for both executive directors, which, if the relevant conditions are met, will be paid in 2027 and 2028.
•2021 Deferred AVR: the fourth payment (20% of the Deferred Portion) is due to executive directors. Thereafter, 20% of the 2021 Deferred AVR will be deferred for both executive directors, which, if the relevant conditions are met, will be paid in 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.

[2]
(2) Deferred remuneration which was payable after the 2024 year-end, including the update of its cash portion. Its payment to the Chair and Chief Executive Officer took place in 2025, in accordance with the vesting and payment rules established in the remuneration policies applicable in each financial year:
•2023 Deferred AVR: in 2025, the first payment of the Deferred STI (17.9% of the Deferred Portion) was made to executive directors.
•2022 Deferred AVR: in 2025, the second payment (20% of the Deferred Portion) was made to executive directors.
•2021 Deferred AVR: in 2025, the third payment (20% of the Deferred Portion) was made to executive directors.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.
•2019 Deferred AVR: in 2025, the third and final payment (20% of the Deferred Portion) was made to executive directors. Following this, the payment of the 2019 Deferred AVR to both executive directors was completed.

[3]
(3) The delivery of the stock options awarded as part of the 2023 Deferred AVR is part of the second payment of the 2023 Deferred STI, which is due after the 2025 year-end (in 2026). The delivery of the stock options awarded as part of the 2024 Deferred AVR is part of the second payment of the Deferred STI, which, if the relevant conditions are met, will be due after the 2026 year-end (in 2027).